Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Net loss					$ (7,536,540)	$ (4,720,858)
Weighted average common shares outstanding – basic and diluted	6,910,717	6,802,464	6,878,737	5,913,763	6,135,938	2,888,695
Basic and diluted net loss per share	$ (0.26)	$ (0.19)	$ (0.77)	$ (1.03)	$ (1.23)	$ (1.63)
Net loss	$ (1,814,215)	$ (1,279,304)	$ (5,270,281)	$ (6,067,193)